Calvert

Equity Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Beverages — 1.3%
PepsiCo, Inc.	350,279	$47,872,631

Capital Markets — 4.5%
Charles Schwab Corp. (The)	848,023	$40,331,974
Intercontinental Exchange, Inc.	1,394,319	129,044,223

		$169,376,197

Chemicals — 7.4%
Ecolab, Inc.	706,357	$136,319,837
Linde PLC	660,453	140,610,444

		$276,930,281

Electronic Equipment, Instruments & Components — 3.7%
Amphenol Corp., Class A	990,172	$107,166,315
TE Connectivity, Ltd.	346,196	33,179,425

		$140,345,740

Entertainment — 1.9%
Electronic Arts, Inc.(1)	339,687	$36,519,749
Walt Disney Co. (The)	239,580	34,650,456

		$71,170,205

Equity Real Estate Investment Trusts (REITs) — 4.7%
American Tower Corp.	546,869	$125,681,433
Crown Castle International Corp.	348,398	49,524,776

		$175,206,209

Food Products — 1.7%
Mondelez International, Inc., Class A	1,140,111	$62,797,314

Health Care Equipment & Supplies — 4.8%
Danaher Corp.	1,169,347	$179,471,378

Health Care Providers & Services — 1.5%
Laboratory Corp. of America Holdings(1)	332,181	$56,195,060

Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	593,713	$52,199,247

Industrial Conglomerates — 1.0%
3M Co.	211,249	$37,268,549

Security	Shares	Value
Insurance — 3.2%
Aon PLC	186,677	$38,882,952
Marsh & McLennan Cos., Inc.	738,343	82,258,794

		$121,141,746

Interactive Media & Services — 4.8%
Alphabet, Inc., Class C(1)	136,374	$182,334,765

Internet & Direct Marketing Retail — 0.7%
Booking Holdings, Inc.(1)	12,600	$25,876,998

IT Services — 14.0%
Accenture PLC, Class A	343,299	$72,288,470
Fidelity National Information Services, Inc.	398,202	55,385,916
Fiserv, Inc.(1)	789,677	91,310,352
MasterCard, Inc., Class A	449,256	134,143,349
Visa, Inc., Class A	928,344	174,435,838

		$527,563,925

Life Sciences Tools & Services — 5.9%
QIAGEN NV(1)	1,299,773	$43,932,327
Thermo Fisher Scientific, Inc.	548,181	178,087,562

		$222,019,889

Machinery — 3.9%
IDEX Corp.	327,185	$56,275,820
Xylem, Inc.	1,127,206	88,812,561

		$145,088,381

Media — 1.3%
Comcast Corp., Class A	1,118,305	$50,290,176

Multiline Retail — 3.5%
Dollar General Corp.	840,478	$131,097,758

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	321,596	$66,422,438

Pharmaceuticals — 3.4%
Zoetis, Inc.	967,896	$128,101,036

Professional Services — 4.5%
IHS Markit, Ltd.(1)	728,415	$54,886,070
Verisk Analytics, Inc.	767,303	114,589,030

		$169,475,100

Semiconductors & Semiconductor Equipment — 1.1%
Texas Instruments, Inc.	334,481	$42,910,568

Software — 9.5%
Check Point Software Technologies, Ltd.(1)(2)	847,229	$94,008,530
Intuit, Inc.	342,872	89,808,463
Microsoft Corp.	1,108,405	174,795,468

		$358,612,461

Security	Shares	Value
Specialty Retail — 3.1%
Lowe’s Cos., Inc.	479,002	$57,365,279
TJX Cos., Inc. (The)	969,999	59,228,139

		$116,593,418

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	346,991	$35,153,658

Venture Capital — 0.0%(3)
20/20 Gene Systems, Inc.(1)(4)(5)	73,397	$82,205
Digital Directions International, Inc.(1)(4)(5)	354,389	67,334
Graduation Alliance, Inc.(1)(4)(5)	117,833	25,452
Ivy Capital (Proprietary), Ltd.(1)(4)(5)	950,000	298,443
Napo Pharmaceuticals, Inc.(1)(4)(5)	294,196	—

		$473,434

Total Common Stocks (identified cost $2,178,144,300)		$3,591,988,562

High Social Impact Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(6)	$11,181	$10,977,024
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(4)(7)	1,445	1,441,431
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(4)(7)	1,855	1,827,008

Total High Social Impact Investments (identified cost $14,480,737)		$14,245,463

Preferred Stocks — 0.1%

Security	Shares	Value
Venture Capital — 0.1%
Entouch:
Series C(1)(4)(5)	2,628,278	$203,166
Series C-1(1)(4)(5)	1,023,444	248,492
Graduation Alliance, Inc.:
Series C(1)(4)(5)	3,326,181	1,716,310
Series D, Convertible(1)(4)(5)	1,325,968	690,829
PresenceLearning, Inc.:
Series A(1)(4)(5)	600,000	432,000
Series A-2(1)(4)(5)	195,285	142,558
Series B(1)(4)(5)	399,719	323,772
Sword Diagnostics(1)(4)(5)	1,264,108	—

		$3,757,127

Total Preferred Stocks (identified cost $2,367,320)		$3,757,127

Venture Capital Debt Obligations — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
One Earth Group, Ltd., Convertible Note, 5.00%, 10/31/20(4)(5)(8)	$230	$—
SEAF Global SME Facility, 9.00%, 1/1/21(4)(5)	2,076	520,056

Total Venture Capital Debt Obligations (identified cost $2,375,575)		$520,056

Venture Capital Limited Partnership Interests — 0.4%

Security		Value
Accion Frontier Inclusion Fund LP(1)(4)(5)		$1,217,548
Adobe Capital Social Mezzanine I LP(1)(4)(5)		388,558
Africa Renewable Energy Fund LP(1)(4)(5)		1,104,349
Arborview Capital Partners LP(1)(4)(5)		819,571
Blackstone Clean Technology Partners LP(1)(4)(5)		9,321
Bridges Ventures US Sustainable Growth Fund LP(1)(4)(5)		553,465
China Environment Fund III LP(1)(4)(5)		216,268
Coastal Ventures III LP(1)(4)(5)		172,625
Core Innovations Capital I LP(1)(4)(5)		2,434,473
Cross Culture Ventures I LP(1)(4)(5)		510,732
DBL Equity Fund - BAEF Il LP(1)(4)(5)		1,202,955
DBL Partners III LP(1)(4)(5)		826,184
First Analysis Private Equity Fund V LP(1)(4)(5)		1,265,571
Ignia Fund I LP(1)(4)(5)		409,255
Impact Ventures II LP(1)(4)(5)		229,463
LeapFrog Financial Inclusion Fund(1)(4)(5)		148,903
New Markets Education Partners LP(1)(4)(5)		1,057,885
New Markets Venture Partners II LP(1)(4)(5)		113,520
Owl Ventures LP(1)(4)(5)		674,263
Renewable Energy Asia Fund LP(1)(4)(5)		1,613,013
SEAF India International Growth Fund LP(1)(4)(5)		688
SJF Ventures II LP, Preferred(1)(4)(5)		595,491
SJF Ventures III LP(1)(4)(5)		1,060,847
Westly Capital Partners Fund II LP(1)(4)(5)		558,268

Total Venture Capital Limited Partnership Interests (identified cost $13,604,976)		$17,183,216

Total Investments — 96.4% (identified cost $2,210,972,908)		$3,627,694,424

Other Assets, Less Liabilities — 3.6%		$134,460,657

Net Assets — 100.0%		$3,762,155,081

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $31,102,532 and the total market value of the collateral received by the Fund was $31,954,656, comprised of U.S. government and/or agencies securities.

(3)	Amount is less than 0.05%.

(4)	Restricted security. Total market value of restricted securities amounts to $36,179,296, which represents 1.0% of the net assets of the Fund as of December 31, 2019.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Affiliated company.

(7)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

(8)	Defaulted security. This security is not accruing interest.

Restricted Securities

Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund LP	11/12/15-11/27/19	743,106
Adobe Capital Social Mezzanine I LP	2/8/13-1/23/19	309,651
Africa Renewable Energy Fund LP	4/17/14-5/22/19	991,563
Arborview Capital Partners LP	11/13/12-10/2/19	583,162
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US Sustainable Growth Fund LP	6/18/16-10/23/19	637,547
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	11,180,737
China Environment Fund III LP	1/24/08-4/19/13	688,450
Coastal Ventures III LP	7/30/12-1/9/19	125,067
Core Innovations Capital I LP	1/6/11-6/30/17	314,217
Cross Culture Ventures I LP	2/24/16-11/6/19	387,926
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	866,008
DBL Partners III LP	1/16/15-7/11/19	711,430
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V LP	6/7/13-6/13/18	607,470
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Ignia Fund I LP	1/28/10-12/9/16	989,801
Impact Ventures II LP	9/8/10-2/5/18	838,672
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	1,445,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary), Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	7,317
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Markets Education Partners LP	9/27/11-7/11/19	817,819
New Markets Venture Partners II LP	7/21/08-5/3/16	—
One Earth Group, Ltd., Convertible Note, 5.00%, 10/31/20	2/1/17	300,000
Owl Ventures LP	7/10/14-9/20/19	269,628
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942

Restricted Securities

Description	Acquisition Dates	Cost
PresenceLearning, Inc., Series B, Preferred	4/4/13	$285,000
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 1/1/21	6/28/13-1/8/19	2,075,575
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-7/14/17	537,341
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-12/18/18	767,637

At December 31, 2019, the value of the Fund’s investment Calvert Impact Capital, Inc (the Notes) was $10,977,024, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal amount, end of period
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$10,776,566	$—	$(10,833,877)	$—	$57,311	$—	$31,599	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	11,180,737	—	—	(203,713)	10,977,024	4,659	—	11,180,737
Totals				$—	$(146,402)	$10,977,024	$36,258	$—

(1)	Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$3,591,515,128	(2)	$—	$—	$3,591,515,128
Common Stocks - Venture Capital	—		—	473,434	473,434
High Social Impact Investments	—		14,245,463	—	14,245,463
Preferred Stocks - Venture Capital	—		—	3,757,127	3,757,127
Venture Capital Debt Obligations	—		—	520,056	520,056
Venture Capital Limited Partnership Interests	—		—	17,183,216	17,183,216
Total Investments	$3,591,515,128		$14,245,463	$21,933,833	$3,627,694,424

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.